Related Party Transactions (Details)	6 Months Ended
Jun. 30, 2015 USD ($)
Schedule of Related Party Payables
December 31 2014	$ 59,102,077
June 30, 2015	60,618,225
Accounts Payable and Accrued Liabilities [Member]
Schedule of Related Party Payables
December 31 2014	4,240,900
Activity	(3,098,241)
June 30, 2015	1,142,659
Related Party Debt Current [Member]
Schedule of Related Party Payables
December 31 2014	59,102,077
Activity	1,516,148
June 30, 2015	60,618,225
Founders [Member] | Accounts Payable and Accrued Liabilities [Member]
Schedule of Related Party Payables
December 31 2014	203,050
Activity	0
June 30, 2015	203,050
Affiliated Companies [Member] | Accounts Payable and Accrued Liabilities [Member]
Schedule of Related Party Payables
December 31 2014	4,037,850
Activity	(3,098,241)
June 30, 2015	939,609
Loan Payable 2011 Founders Note [Member] | Related Party Debt Current [Member] | Loans Payable [Member]
Schedule of Related Party Payables
December 31 2014	4,325,000
Activity	0
June 30, 2015	4,325,000
Interest payable in-kind [Member] | Related Party Debt Current [Member] | Loans Payable [Member]
Schedule of Related Party Payables
December 31 2014	334,605
Activity	9,480
June 30, 2015	344,085
Loan Payable To Founders [Member] | Related Party Debt Current [Member] | Loans Payable [Member]
Schedule of Related Party Payables
December 31 2014	5,000,000
Activity	(1,000,000)
June 30, 2015	4,000,000
Loan Payable BVH shareholder STST [Member] | Related Party Debt Current [Member] | Loans Payable [Member]
Schedule of Related Party Payables
December 31 2014	4,442,500
Activity	0
June 30, 2015	4,442,500
Loan payable to NBHC shareholder STST [Member] | Related Party Debt Current [Member] | Loans Payable [Member]
Schedule of Related Party Payables
December 31 2014	22,500,000
Activity	1,253,334
June 30, 2015	23,753,334
Loan payable to NBHC shareholder ASO2020 [Member] | Related Party Debt Current [Member] | Loans Payable [Member]
Schedule of Related Party Payables
December 31 2014	22,499,972
Activity	1,253,334
June 30, 2015	$ 23,753,306